Expense Example, No Redemption - Calamos Tax-Aware Collateral ETF - Calamos Tax-Aware Collateral ETF	Apr. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 14
Expense Example, No Redemption, 3 Years	$ 45